Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-36894
Entity Registrant Name	SOLAREDGE TECHNOLOGIES, INC.
Entity Central Index Key	0001419612
Entity Tax Identification Number	20-5338862
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 HaMada Street
Entity Address, City or Town	Herziliya Pituach
Entity Address, Country	IL
Entity Address, Postal Zip Code	4673335
City Area Code	972
Local Phone Number	(9) 957-6620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SEDG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false